Fair Value of Financial Assets and Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
Maturity term	1 year
Cash and cash equivalents	$ 11,523	$ 17,528	$ 8,793
Short-term deposits	29,243	19,905
Current financial liabilities	17,301	10,194
Accounts payable and accrued liabilities	12,165	5,377
Investments	$ 100
Liquidity Risk [Member]
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
Maturity term	30 days
Cash and cash equivalents	$ 11,500	17,500
Short-term deposits	29,200	19,900
Current financial liabilities	12,100	$ 5,400
Foreign Currency Risk [Member]
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
Cash and cash equivalents	4,800
Accounts payable and accrued liabilities	800
Investment Risk [Member]
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
Investments	$ 3,300